Tax - Schedule of Reconciliation of the Group’s PRC Statutory Tax Rate (Details) - PRC [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Computed income tax expense with PRC statutory tax rate	25.00%	25.00%
Non-deductible items	(1.66%)	(0.05%)
Additional deduction of qualified R&D expenditures	55.03%	5.25%
Effect of tax holiday and preferential tax rate	(19.48%)	(10.80%)
Changes in valuation allowance	(114.30%)	(22.12%)
Effect of income tax rate differences in jurisdictions other than the PRC	1.28%	0.08%
Effective income tax rate	(54.13%)	(2.64%)